Expense Example, No Redemption {- Communication Services Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Communication Services Fund - AMCIZ PRO-05 - Communication Services Portfolio	Apr. 29, 2021 USD ($)
Fidelity Advisor Communication Services Fund Class A
Expense Example, No Redemption:
1 Year	$ 679
3 Years	899
5 Years	1,136
10 Years	1,816
Fidelity Advisor Communication Services Fund Class M
Expense Example, No Redemption:
1 Year	480
3 Years	754
5 Years	1,048
10 Years	1,885
Fidelity Advisor Communication Services Fund Class C
Expense Example, No Redemption:
1 Year	183
3 Years	566
5 Years	975
10 Years	2,116
Fidelity Advisor Communication Services Fund Class I
Expense Example, No Redemption:
1 Year	80
3 Years	249
5 Years	433
10 Years	966
Fidelity Advisor Communication Services Fund Class Z
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798